Parent Company Only Condensed Financial Information (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Net cash used in operating activities	$ 401,107	$ (4,772,610)	$ 624,344
Net cash provided by financing activities	466,782	10,103,240	(832,752)
Effect of exchange rate changes on cash	(147,080)	90,360	(153,002)
Net (decrease) increase in cash	(3,141,551)	4,928,318	(462,628)
Cash and cash equivalents, at beginning of year	9,742,886	4,814,568	5,277,196
Cash, cash equivalents at the end of the year	6,601,335	9,742,886	4,814,568
Parent Company [Member]
Net cash used in operating activities	(3,189,448)	(4,099,305)
Net cash provided by financing activities	1,472,592	9,341,538
Effect of exchange rate changes on cash	569	(54,755)
Net (decrease) increase in cash	(1,716,287)	5,187,478
Cash and cash equivalents, at beginning of year	5,187,478
Cash, cash equivalents at the end of the year	$ 3,471,191	$ 5,187,478